UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL INFORMATION	9 Months Ended
Sep. 30, 2013
UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL INFORMATION
NOTE 3:-	UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL INFORMATION

The Condensed Consolidated Balance Sheet as of December 31, 2012, is derived from the audited Consolidated Financial Statements for the year ended December 31, 2012.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

The preparation of the financial statements and related disclosures in accordance with U.S. GAAP requires the Company to make judgments, assumptions, and estimates that affect the amounts reported in the Condensed Consolidated Financial Statements and the accompanying notes. Actual results could differ materially from those estimates under different assumptions or conditions. Operating results for the nine-month period ended September 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.

For further information, refer to the consolidated financial statements and footnotes thereto, included in the Company's annual report on Form 20-F for the year ended December 31, 2012.